Net Income (Loss) per Share and Weighted-Average Shares (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 29, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator:
Net income (loss) attributable to common unit holders/stockholders	$ (9,125)	$ 454	$ 3,605	$ 10,112	$ 3,453
Denominator:
Weighted average shares used for basic net income (loss) per unit/share computation	18,284	17,300	17,300	17,300	17,862
Weighted average effect of dilutive securities:
Stock options			3
Weighted average shares used for diluted net income (loss) per unit/share computation	18,284	17,300	17,303	17,300	17,862
Net income (loss) per common unit/share attributable to common unit holders/stockholders :
Basic	$ (0.50)	$ 0.03	$ 0.21	$ 0.58	$ 0.19
Diluted	$ (0.50)	$ 0.03	$ 0.21	$ 0.58	$ 0.19